Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Carrying Amounts and Fair Values of Financial Assets and Liabilities

The following table compares carrying amounts and fair values of the Group’s financial assets and liabilities:

		2018		2017
	Note	Carrying value $m	Fair value $m	Carrying value $m	Fair value $m
Financial assets
Financial assets measured at fair value:
Equity securities	15	116	116	127	127
Derivatives	22	8	8	—	—

		124	124	127	127
Financial assets measured at amortised cost:
Cash and cash equivalents	17	704	704	168	168
Loans and other receivables:
Other financial assets	15	145	145	117	117
Trade and other receivables, excluding prepayments	16	502	502	477	477
		1,351	1,351	762	762

		1,475	1,475	889	889

Financial liabilities
Financial liabilities measured at fair value:
Deferred and contingent purchase consideration	18	(131)	(131)	—	—

Financial liabilities measured at amortised cost:
£400m 3.875% bonds 2022	20	(509)	(543)	(538)	(593)
£300m 3.75% bonds 2025	20	(385)	(399)	(406)	(441)
£350m 2.125% bonds 2026	20	(447)	(417)	(472)	(454)
€500m 2.125% bonds 2027	20	(569)	(566)	—	—
Finance lease obligations	20	(235)	(313)	(231)	(318)
Unsecured bank loans	20	0	0	(262)	(262)
Bank overdrafts	20	(104)	(104)	(110)	(110)
Trade and other payables	18	(645)	(645)	(633)	(633)
Provisions	19	(27)	(27)	(8)	(8)

		(2,921)	(3,014)	(2,660)	(2,819)

		(3,052)	(3,145)	(2,660)	(2,819)

Summary of Fair Value Measurement Hierarchy of Assets and Liabilities

	2018				2017
	Level 1 $m	Level 2 $m	Level 3 $m	Total $m	Level 1 $m	Level 2 $m	Level 3 $m	Total $m
Assets
Equity securities measured at fair value:
Quoted equity shares	8	0	0	8	10	—	—	10
Unquoted equity shares	0	0	108	108	—	—	117	117
Derivatives	0	8	0	8	—	—	—	—

Liabilities
Deferred and contingent purchase consideration	0	0	(131)	(131)	—	—	—	—
£400m 3.875% bonds 2022	(543)	0	0	(543)	(593)	—	—	(593)
£300m 3.75% bonds 2025	(399)	0	0	(399)	(441)	—	—	(441)
£350m 2.125% bonds 2026	(417)	0	0	(417)	(454)	—	—	(454)
€500m 2.125% bonds 2027	(566)	0	0	(566)	—	—	—	—
Finance lease obligations	0	(313)	0	(313)	—	(318)	—	(318)

Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3

The following table reconciles the movements in the fair values of financial instruments classified as Level 3 during the year:

	Equity securities $m	Deferred and contingent purchase consideration $m
At 1 January 2017	142	—
Additions	2	—
Disposals	(3)	—
Valuation gains recognised in other comprehensive income	48	—
Valuation gains reclassified to the income statement on disposal	(73)	—
Exchange and other adjustments	1	—

At 1 January 2018	117	0
Additions	4	0
Acquisition of businesses (note 11)	0	131
Disposals	(1)	0
Valuation losses recognised in other comprehensive income	(10)	0
Contingent consideration paid	0	(4)
Change in fair value recorded in finance costs	0	5
Exchange and other adjustments	(2)	(1)

At 31 December 2018	108	131